Schedule of Reserve for Life-Contingent Contract Benefits (Detail) (USD $) In Thousands, unless otherwise specified	Dec. 31, 2012	Dec. 31, 2011
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,310,881	$ 2,184,576
Structured settlement annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	2,080,767	1,977,566
Other immediate fixed annuities
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	34,068	25,447
Traditional life insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	185,534	171,971
Accident and health insurance
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	8,188	7,159
Other
Liability for Future Policy Benefit, by Product Segment [Line Items]
Reserve for life-contingent contract benefits	$ 2,324	$ 2,433